POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ONE-PERCENTAGE POINT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES (Details) $ in Millions	12 Months Ended
Jun. 30, 2015 USD ($)
One-Percentage Point Increase (Decrease)
Effect on total of service and interest cost components	$ 81
Effect on total of service and interest cost components	(62)
Effect on postretirement benefit obligation	824
Effect on postretirement benefit obligation	$ (642)